Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 905,451	$ 131,278	¥ 1,431,317	¥ 1,895,308
Restricted cash	19,817	2,873	7,795	29,898
Total current assets	1,258,762	182,504	1,820,946
Non-current assets:
Equity method investment	690	100	910
Property and equipment, net	251,829	36,512	325,438
Total non-current assets	328,705	47,658	457,641
TOTAL ASSETS	1,587,467	230,162	2,278,587
Current liabilities:
Accrued liabilities and other current liabilities	173,832	25,203	127,892
Total current liabilities	411,451	59,655	372,184
TOTAL LIABILITIES	429,126	62,218	433,276
Shareholders' deficit:
Treasury stock	(58,919)	(8,542)	0
Additional paid-in capital	4,582,790	664,442	4,280,956
Accumulated deficit	(3,199,946)	(463,949)	(2,228,713)
Accumulated other comprehensive loss	(165,722)	(24,027)	(207,069)
Total shareholders' equity	1,158,341	167,944	1,845,311	¥ 2,421,004	¥ (891,494)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,587,467	230,162	2,278,587
Common Class A [Member]
Shareholders' deficit:
Ordinary shares	117	17	116
Common Class B [Member]
Shareholders' deficit:
Ordinary shares	21	3	21
Parent Company [Member]
Current assets:
Cash and cash equivalents	71,858	10,418	25,307
Restricted cash	2,120	307	7,794
Inter-company receivables	3,057,703	443,325	2,929,351
Prepayments and other current assets	121	18	660
Total current assets	3,131,802	454,068	2,963,112
Non-current assets:
Equity method investment	690	100	910
Property and equipment, net	1,278	185	1,778
Total non-current assets	1,968	285	2,688
TOTAL ASSETS	3,133,770	454,353	2,965,800
Current liabilities:
Inter-company payables	1,964,454	284,819	1,116,373
Accrued liabilities and other current liabilities	10,975	1,590	4,116
Total current liabilities	1,975,429	286,409	1,120,489
TOTAL LIABILITIES	1,975,429	286,409	1,120,489
Shareholders' deficit:
Treasury stock	(58,919)	(8,542)	0
Additional paid-in capital	4,582,790	664,442	4,280,956
Accumulated deficit	(3,199,946)	(463,949)	(2,228,713)
Accumulated other comprehensive loss	(165,722)	(24,027)	(207,069)
Total shareholders' equity	1,158,341	167,944	1,845,311
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,133,770	454,353	2,965,800
Parent Company [Member] | Common Class A [Member]
Shareholders' deficit:
Ordinary shares	117	17	116
Parent Company [Member] | Common Class B [Member]
Shareholders' deficit:
Ordinary shares	¥ 21	$ 3	¥ 21